Statement of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock [Member]	Series A 1 Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2011	$ 2,822,229	$ 378,503	$ 173,896	$ 662,515	$ 53,889	$ 56,400,054	$ (170,491)	$ (973,403)	$ (53,702,734)
Beginning Balance shares at Dec. 31, 2011		324,313	132,432	462,963	59,993
Net income (loss)	(2,320,546)								(2,320,546)
Foreign currency translation adjustment	(5,980)							(5,980)
Waiver of receivable from issuance of shares						(48,690)	48,690
Ending Balance at Dec. 31, 2012	495,702	378,503	173,896	662,515	53,889	56,351,363	(121,801)	(979,383)	(56,023,280)
Ending Balance shares at Dec. 31, 2012		324,313	132,432	462,963	59,993
Net income (loss)	66,196								66,196
Foreign currency translation adjustment	23,109							23,109
Ending Balance at Dec. 31, 2013	$ 585,007	$ 378,503	$ 173,896	$ 662,515	$ 53,889	$ 56,351,363	$ (121,801)	$ (956,274)	$ (55,957,084)
Ending Balance shares at Dec. 31, 2013		324,313	132,432	462,963	59,993